Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Schedule of accounts receivable net	Accounts receivable, net consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivables	119,604	51,738
Less: allowance of credit losses	(16,842)	(23,594)
Total	102,762	28,144